SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment
Total cost	$ 98,846	$ 98,047
Less: accumulated depreciation and amortization	(72,971)	(67,208)
Total property and equipment, net	25,874	30,839
Land and buildings
Property, Plant and Equipment
Total cost	2,854	2,854
Leasehold improvements
Property, Plant and Equipment
Total cost	13,486	14,032
Software
Property, Plant and Equipment
Total cost	27,889	26,281
Equipment, furniture and other
Property, Plant and Equipment
Total cost	$ 54,617	$ 54,880